Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Transactions with related parties		$ 269,467	$ 678,259
Repayment of related parties		8,534	400,258
Sales of Marine Fuels [Member] | Sea Oil Petroleum [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]		2,184,911	10,424,827
Brokerage Commissions [Member] | Sea Oil Petroleum [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[2]		491,269	1,255,725
Purchase of Marine Fuels [Member] | Sea Oil Petroleum [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]		8,839,579	17,145,449
Advances from Related Party [Member] | Goh Wee Huan [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[3]		678,259
Advances to Shareholder [Member] | Garden City Private Capital Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[4]	$ 8,534

[1]	The amounts for the years ended December 31, 2023 and 2022 represented proceeds from sales of marine fuels to and cost of marine fuels purchased from the related party. The Group engaged in reciprocal transactions with the related party, encompassing both the sale and purchase of marine fuels. These transactions were conducted based on advantageous positioning, with each party utilizing their relative strengths in specific marine fuels products across various ports for each transaction at the time.
[2]	The amounts for the years ended December 31, 2023 and 2022 represented brokerage commissions generated from the related party.
[3]	The transactions represented advances from the shareholder for operational purposes during the year ended December 31, 2023. The advances were unsecured, non-interest bearing, and repayable on demand. Out of the total advances of $678,259, $400,258 was repaid by the Group in 2023, leaving $269,467 outstanding as at December 31, 2024. Balances were then assigned by Goh Wee Huan to Koh Kuan Hua, coinciding with the transfer of ownership in the Uni-Fuels from Goh Wee Huan to Koh Kuan Hua on December 8, 2023.
[4]	The transactions represented advances to a shareholder during the year ended December 31, 2024. The advances were unsecured, non-interest bearing, and repayable on demand. The balance amount has been offset with the amount due to the shareholder as of December 31, 2024.